Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Taxes (Details) [Line Items]
Income tax provision
Percentage of effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits
Increase in valuation allowance					$ 300,000
Unrecognized tax benefits					1,600,000	$ 1,600,000
Interest and penalties accrued for taxes	$ 400,000		$ 400,000		500,000	0
Unrecognized tax benefits that would impact effective tax rate
Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards					359,500,000	341,000,000
Operating loss carryforwards, subject to expiration					73,300,000
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Operating loss carryforwards					222,800,000	258,400,000
Research Tax Credit Carryforward [Member] | Domestic Tax Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Credit carryforwards					3,500,000	3,500,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Credit carryforwards					3,500,000	$ 3,500,000
Previously Reported [Member]
Income Taxes (Details) [Line Items]
Interest and penalties accrued for taxes					$ 0